Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Accumulated amortization for goodwill	$ 8,065	$ 8,065
Goodwill [Roll Forward]
Balance, beginning of year	166,386	69,652
Acquisitions (Note 4)	84,541	95,131
Foreign currency adjustments	(73)	1,603
Other adjustments	387
Balance, end of year	$ 251,241	$ 166,386